LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES
Current lease liabilities	¥ 15,173	¥ 15,293
Non-current lease liabilities	170,233	171,740
Total lease liabilities	¥ 185,406	¥ 187,033